INVESTMENT IN EQUITY INSTRUMENTS DESIGNATED AS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
INVESTMENT IN EQUITY INSTRUMENTS DESIGNATED AS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	INVESTMENT IN EQUITY INSTRUMENTS DESIGNATED AS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
The Group holds 1.0 percent of the ordinary share capital of Orchard Therapeutics, a global gene therapy leader. The share were acquired as of 1 July 2021, as part of strategic collaboration between Pharming Group NV and Orchard Therapeutics to research, develop, manufacture and commercialize OTL-105, a newly disclosed investigational ex-vivo autologous hematopoietic stem cell (HSC) gene therapy for the treatment of hereditary angioedema (HAE), a life-threatening rare disorder that causes recurring swelling attacks in the face, throat, extremities and abdomen.
As part of the agreement, Orchard received an upfront payment of US$17.5 million comprising US$10.0 million in cash and a US$7.5 million equity investment from Pharming at a premium to Orchard's fair value share price.
Orchard is also eligible to receive up to US$189.5 million in development, regulatory and sales milestones as well as mid-single to low double-digit royalty payments on future worldwide sales.
The fair value of the shares at acquisition was US$4.6 million. The upfront cash payment of US$10.0 million and the premium on the share price of US$2.9 million were expensed as an R&D expense for the year 2021. Refer to Note 7. The fair value of the investment at 31 December 2021 was US$1.4 million.
Management does not consider that the Group is able to exercise significant influence over Orchard Therapeutics as the other 99.0 percent of the ordinary share capital is publicly traded at the Nasdaq stock exchange (Nasdaq: ORTX).

Name of entity	Place of business	% of ownership interest			Nature of relationship	Measurement method
		2021	2020	2019
Orchard Therapeutics Plc.	London, UK	1.00%	—%	—%	Investment	Fair value

US$ '000 Name of entity	Carrying amount
	2021	2020	2019
Orchard Therapeutics Plc.

Balance at January 1	—	—	—

Movement during the year
Initial recognition	4,589	—	—
Share in net profit	—	—	—
Fair value adjustments through OCI	(3,077)
Amortization of financial guarantee	—	—	—
Currency Translation	(63)	—	—

Balance at December 31	1,449	—	—